Note 11 - Stock-based Compensation - Schedule of Restricted Stock-10Q (Details) - The 2021 Stock Incentive Plan [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Options outstanding, balance (in shares)	12,240	21,420	21,420	0
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares	$ 12.9	$ 12.9	$ 12.9	$ 0
Options outstanding, balance (in shares)			12,240	21,420
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares	$ 2.42	$ 0	$ 12.9	$ 12.9
Restricted Stock [Member]
Options outstanding, balance (in shares)	0	0	0
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Granted, shares (in shares)	254,185	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.42	$ 0
Vested (in shares)	0	0
Vested, weighted average exercise price	0	0
Cancelled and forfeited, shares (in shares)	0	0
Cancelled and forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0	$ 0
Options outstanding, balance (in shares)	254,185	0	0	0
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares			$ 0	$ 0